SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Accounting Policies [Abstract]
Schedule of expected amortization of the intangible assets

The expected amortization of the intangible assets, as of March 31, 2019, is as follows:

For the year ended September 30,	Intangible assets
2019 (for the remaining six months)	$26,100
2020	29,400
2021	29,400
2022	3,500
Total	$88,400

The expected amortization of the intangible assets, as of September 30, 2018, for each of the next four years is as follows:

For the year ended September 30,	Intangible assets
2019	$54,200
2020	29,400
2021	29,400
2022	3,500
Total	$116,500